Right-of-use Assets - Summary of Undiscounted Potential Future Lease Payments From The Exercise of Extension Options (Detail) € in Thousands	Dec. 31, 2022 EUR (€)
Disclosure of Maturity Analysis of Future Lease Payments from the Exercise of Extension Options [Line Items]
Extension options that are not expected to be exercised	€ 9,108
Within five years [member]
Disclosure of Maturity Analysis of Future Lease Payments from the Exercise of Extension Options [Line Items]
Extension options that are not expected to be exercised	1,246
Over five years [member]
Disclosure of Maturity Analysis of Future Lease Payments from the Exercise of Extension Options [Line Items]
Extension options that are not expected to be exercised	€ 7,862